Current Liabilities - Payables - Summary of Current Liabilities Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current Liabilities Payables [Abstract]
Creditors (unsecured)	$ 9,736	$ 38,060
Payroll related tax liability		44
Total current payables	$ 9,736	$ 38,104